Intangible Assets - Additional Information (FY) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 7.5	$ 7.8	$ 7.8